INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE
INCOME TAX EXPENSE

11. INCOME TAX EXPENSE

PRC

Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “Technology Advanced Service Enterprises” (“TASE”) is eligible for a preferential tax rate of 15%. The TASE certificate is effective for three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant TASE criteria before using the preferential rate. An entity could apply for the TASE certificate every year.

Adagene (Suzhou) Limited was first recognized as a qualified TASE in March 2015 and renewed in December 2018. Adagene (Suzhou) Limited was authorized to enjoy the preferential tax rate of 15% from 2015 to 2021.

Cayman Islands

Adagene Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands Adagene Inc. is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Adagene (Hong Kong) Limited is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5%. For the years ended December 31, 2018 and 2019, Adagene (Hong Kong) Limited did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earnings in Hong Kong for any of the periods presented. Under the Hong Kong tax law, Adagene (Hong Kong) Limited is exempted from income tax on its foreign‑derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Australia

Adagene Australia Pty Ltd. is incorporated in Australia. Companies registered in Australia are subject to Australia profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Australia tax laws. The applicable tax rate in Australia is 30%. Adagene Australia Pty Ltd. has no taxable income for all periods presented, therefore, no provision for income taxes is required.

United States

Adagene Incorporated is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%.  Adagene Incorporated is also subject to state income tax in California of 8.84%. Adagene Incorporated has no taxable income for all periods presented, therefore, no provision for income taxes is required. Reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Loss before income tax	(15,266,184)	(16,432,308)	(42,397,279)
Income tax computed at respective applicable tax rate	(30,560)	27,875	(1,073,105)
Research and development super‑deduction(a)	(579,090)	(230,126)	(718,979)
Non‑deductible expenses	4,010	3,306	1,238
Changes in valuation allowance	605,640	198,945	1,790,846
Income tax expense	—	—	—

Note (a): Due to the impacts of research and development super‑deduction, the Group’s subsidiary, Adagene (Suzhou) Limited did not have any taxable profit for the years ended December 31, 2018, 2019 and 2020.

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2018, 2019 and 2020 are as follows:

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Deferred tax assets:
Net operating loss carry forward	735,717	928,989	1,504,966
Depreciation and amortization of property, equipment and software	4,213	9,886	7,428
Gross deferred tax assets	739,930	938,875	1,512,394
Less: valuation allowance	(739,930)	(938,875)	(1,512,394)
Total deferred tax assets, net	—	—	—

Movement of the valuation allowance is as follows:

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Balance as of January 1	134,290	739,930	938,875
Addition	605,640	198,945	573,519
Balance as of December 31	739,930	938,875	1,512,394

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized in the foreseeable future. In making such determination, the Group evaluates a variety of positive and negative factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2019 and 2020.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.